Ordinary shares	12 Months Ended
Dec. 31, 2016
Ordinary shares
Ordinary shares

13    Ordinary shares

In July and August 2014, in order to minimize dilution of the existing shareholders’ equity interest at the issuance of Series C Preferred Shares, the Company redesignated 5,752,212 ordinary shares held by two ordinary shareholders into Series C Preferred Shares, and the ordinary shareholders then sold 5,752,212 Series C Preferred Shares to two of the Series C Preferred Shares subscribers at the price of RMB15,633 (US$2,540). The Company did not receive any proceeds for the transfer between ordinary shareholders and Series C Preferred Share subscribers, nor did the Company receive any consideration for the redesignation for the shares transferred between ordinary shareholders and Series C Preferred Shares subscribers. Neither the selling ordinary shareholders nor the Series C Preferred Shares subscribers were officers or employees of the Company. Such redesignation, in substance, is the same as a repurchase and cancellation of ordinary shares and a separate issuance of Series C Preferred Shares. The Company accounted for such redesignation as a retirement of treasury stock and issuance of new preferred shares whereby the difference of the fair value of ordinary shares and the par value of ordinary shares, of RMB9,555, is allocated to accumulated deficit; and the difference of the fair value of ordinary shares and the fair value of the Series C Preferred Shares, of RMB5,665, is accounted for as deemed dividend to the two ordinary shareholders and allocated to accumulated deficit.

Concurrent with the issuance of Series C Preferred Share, in July 2014, in order to minimize further dilution of the existing shareholders’ equity interest, the Company redesignated 1,585,256 ordinary shares held by the Founders, who are employees of the Company, into Series C Preferred Shares, and the Founding Shareholders then sold 1,585,256 Series C Preferred Shares to two of the Series C Preferred Shares subscribers at the purchase price of RMB4,308 (US$700). The Company did not receive any proceeds for the transfer between the Founding Shareholders and Series C Preferred Shares subscribers, nor did the Company receive any consideration for the redesignation for the shares transferred between the Founding Shareholders and Series C Preferred Shares subscribers. Such redesignation, in substance, is the same as a repurchase and cancellation of ordinary shares and a separate issuance of Series C Preferred Shares. The Company accounted for such redesignation as a retirement of treasury stock and issuance of new preferred share whereby the difference of the fair value of ordinary shares and par values of ordinary shares, of RMB2,633 is allocated to accumulated deficit; and the difference of the fair value of Series C Preferred Shares and fair value of ordinary shares, of RMB1,590, is accounted as compensation expense to the founders.

Immediately prior to the completion of the IPO, the Company adopted a dual class share structure. All of the outstanding ordinary shares prior to the completion of the IPO was automatically redesignated or converted into Class B ordinary shares on a one-for-one basis, and all ordinary shares issued in or after the completion of the IPO are Class A ordinary shares. All share-based awards, regardless of grant dates, will entitle holders to the equivalent number of Class A shares once the vesting and exercising conditions on such share-based compensation awards are met. Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as may otherwise be required by law.

On June 10, 2016, the Company successfully completed its initial public offering on the New York Stock Exchange. The Company sold 36,000,000 Class A ordinary shares at US$1.27 per share for a total offering size of approximately RMB300,965 (US$45.6 million). Concurrently with the initial public offering, the Company also closed a private placement with DCM funds (through two affiliated entities) and Sequoia Capital (through SCC Growth I Holdco A, Ltd.) and sold 15,789,473 Class A ordinary shares at an aggregate investment amount of RMB131,610 (US$20.0 million).

On June 30, 2016, the underwriters of its initial public offering exercised the option to purchase an additional 5,400,000 Class A ordinary shares to cover over-allotments in full. Including the full exercise of the over-allotment option and the private placements completed concurrently with the initial public offering, the Company issued and sold a total of 57,189,473 Class A ordinary shares, which represents a total gross capital raise of approximately RMB477,932 (US$72.4 million).

As of December 31, 2016, 1,500,000,000 ordinary shares has been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors. 300,833,124 ordinary shares had been issued and outstanding, of which 65,064,128 were Class A ordinary shares and 235,768,996 were Class B ordinary shares.